TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES
NOTE 9:	TRADE AND OTHER PAYABLES
	December 31
	2024	2023
	USD thousands

Trade payables	228,514	183,296

Other payables:

Contract liabilities	11,546	8,366
Wages, salaries and related expenses	21,003	13,319
Provision for vacation	1,934	1,922
Institutions	864	1,603
Interest to pay	77	1,757
Pledged deposits	296	284
Others	2,806	1,847

	38,526	29,098